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[REEDSMITH LOGO APPEARS HERE]
                                                                 Reed Smith LLP
                                                            1301 K Street, N.W.
                                                        Suite 1100 - East Tower
                                                    Washington, D.C. 20005-3373
W. THOMAS CONNER                                                +1 202 414 9200
Direct Phone:  +1 202 414 9208                              Fax +1 202 414 9299
Email:  tconner@reedsmith.com                                     reedsmith.com
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May 21, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 13
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-137969/811-08306
     (PrimElite IV)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 13 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act primarily to revise the disclosure for the Lifetime Withdrawal Guarantee rider offered under the contracts and discontinue sales of the Guaranteed Withdrawal Benefit rider.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:  Michele H. Abate, Esq.
     John M. Richards, Esq.

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